SCHEDULE OF ANNUAL UNDISCOUNTED CASH FLOW OF THE OPERATING LEASE LIABILITIES (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Leases
2027	$ 15,319	¥ 105,670
2028	16,851	116,237
2029
2030
2031 and thereafter
Less: imputed interest	(1,032)	(7,113)
Total operating lease liabilities	31,138	214,794
Less: current operating lease liabilities	14,575	100,540	¥ 99,065
Non-current operating lease liabilities	$ 16,563	¥ 114,254	¥ 164,896